Quarterly Data (Unaudited) (Detail) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Quarterly Data (Unaudited)
Net sales	$ 6,709	$ 6,874	$ 6,731	$ 6,348	$ 6,122	$ 6,193	$ 5,719	$ 5,089	$ 26,662	$ 23,123	$ 25,269
Cost of sales	3,575	3,583	3,435	3,238	3,189	3,171	2,977	2,772	13,831	12,109	13,379
Net income attributable to 3M (in dollars)	928	1,106	1,121	930	935	957	783	518	4,085	3,193	3,460
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 1.30	$ 1.55	$ 1.57	$ 1.31	$ 1.32	$ 1.36	$ 1.12	$ 0.75	$ 5.72	$ 4.56	$ 4.95
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 1.28	$ 1.53	$ 1.54	$ 1.29	$ 1.30	$ 1.35	$ 1.12	$ 0.74	$ 5.63	$ 4.52	$ 4.89
Decrease in 3M's net income resulting from the March 2010 enactment of the Patient Protection and Affordable Care Act, including modifications made in the Heath Care and Education Reconciliation Act of 2010									84
Decrease in 3M's net income resulting from the March 2010 enactment of the Patient Protection and Affordable Care Act, including modifications made in the Heath Care and Education Reconciliation Act of 2010 (in dollars per diluted share)									$ 0.12
Decrease in 3M's net income from restructuring charges, partially offset by a gain on sale of real estate						$ 14	$ 60	$ 45		$ 119
Decrease in 3M's net income from restructuring charges, partially offset by a gain on sale of real estate (in dollars per diluted share)						$ 0.02	$ 0.08	$ 0.07		$ 0.17